Derivative Financial Instruments and Hedging Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Fair Value of Derivative Financial Instruments
In addition to the note below, see Note 9 — ‘Fair Value Measurement’ for information about the fair value hierarchy of derivatives.
Primary Risks Managed by Derivative Financial Instruments
The main risks managed by derivative financial instruments are interest rate risk and foreign currency risk. The Company’s board of directors reviews and approves policies for managing each of these risks as summarized below.
The Company enters into derivative transactions (principally interest rate swaps and forward foreign currency contracts) in order to manage interest rate and foreign currency risks arising from the Company’s operations and its sources of finance. The Company does not hold financial or derivative instruments for trading purposes.
Interest Rate Risk — Investment Income
As a result of the Company’s operating activities, the Company receives cash for premiums and claims which it deposits in short-term investments denominated in US dollars and other currencies. The Company earns interest on these funds, which is included in the Company’s financial statements as investment income. These funds are regulated in terms of access and the instruments in which they may be invested, most of which are short-term in maturity.
In order to manage interest rate risk arising from these financial assets, the Company entered into interest rate swaps to receive a fixed rate of interest and pay a variable rate of interest denominated in the various currencies related to the short-term investments. The use of interest rate contracts essentially converted groups of short-term variable rate investments to fixed rate investments. The fair value of these contracts was recorded in other assets and other liabilities. For contracts that qualified as cash flow hedges for accounting purposes, the effective portions of changes in fair value were recorded as a component of other comprehensive income, to the extent that the hedge relationships were highly effective.
From the fourth quarter of 2011, the Company stopped entering into any new hedging transactions relating to interest rate risk from investments, given the flat yield curve environment at that time. Further to this, during second quarter 2012, the Company closed out its legacy position for these interest rate swap contracts.

The fair value of these swaps at the close out date was $16 million, representing a cash settlement amount on termination. In connection with the terminated swaps, the Company retained a gain of $15 million in other comprehensive income as the forecasted short-term investment transactions in relation to which the swaps qualified as cash flow hedges were still considered probable. These amounts are reclassified into earnings consistent with when the forecasted swap transactions affect earnings. We expect approximately $5 million of the gain to be recognized in the consolidated statement of operations in 2013 including $3 million already recognized in the six months ended June 30, 2013.
At June 30, 2013, the Company had no derivative financial instruments that were designated as cash flow hedges of interest rate risk on investments.
Interest Rate Risk — Interest Expense
The Company's operations are financed principally by $2,050 million fixed rate senior notes and $281 million under a 5-year term loan facility. The Company also has access to $522 million under three revolving credit facilities.
The 5-year term loan facility bears interest at LIBOR plus 1.50%. As of June 30, 2013, $nil was drawn on the $500 million revolving credit facility. Drawings under that facility bear interest at LIBOR plus 1.50%. These margins apply while the Company’s debt rating remains BBB-/Baa3. Should the Company’s debt rating change, then the margin will change in accordance with the credit facilities agreements. The fixed rate senior notes bear interest at various rates as detailed in Note 14 — ‘Debt’.
During the three months ended March 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. The Company had previously designated and accounted for these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015 until the first quarter of 2013 at which point these swaps, although remaining as economic hedges, no longer qualified for hedge accounting. The fair value of the interest rate swaps continues to be included within other assets and the fair value of the hedged element of the senior notes previously recognized within long-term debt will be amortized through interest expense over the period to maturity.
To hedge against the potential variability in benchmark interest rates ahead of future debt financing transactions, during the quarter ended June 30, 2013 the Company entered into two short-term treasury locks, having an aggregate notional amount of $440 million. Both treasury locks were designated as being in cash flow hedging relationships.
The treasury lock contracts are recorded at fair value in other assets and other liabilities; to the extent that the hedges are highly effective and qualify for hedge accounting, a gain or loss will be recognized as a component of other comprehensive income; any ineffectiveness will be recognized within interest expense.
Any gain or loss accumulated in other comprehensive income, will be amortized as an adjustment to interest expense over the life of the corresponding debt, when issued.
Foreign Currency Risk
The Company’s primary foreign exchange risks arise:

•
from changes in the exchange rate between US dollars and Pounds sterling as its London market operations earn the majority of their revenues in US dollars and incur expenses predominantly in Pounds sterling, and may also hold a significant net sterling asset or liability position on the balance sheet. In addition, the London market operations earn significant revenues in Euros and Japanese yen; and

•	from the translation into US dollars of the net income and net assets of its foreign subsidiaries, excluding the London market operations which are US dollar denominated.
The foreign exchange risks in its London market operations are hedged as follows:

•
to the extent that forecast Pounds sterling expenses exceed Pounds sterling revenues, the Company limits its exposure to this exchange rate risk by the use of forward contracts matched to specific, clearly identified cash outflows arising in the ordinary course of business; and

•
to the extent the UK operations earn significant revenues in Euros and Japanese yen, the Company limits its exposure to changes in the exchange rate between the US dollar and these currencies by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods. In addition, we are also exposed to foreign exchange risk on any net sterling asset or liability position in our London market operations.

The fair value of foreign currency contracts is recorded in other assets and other liabilities. For contracts that qualify as accounting hedges, changes in fair value resulting from movements in the spot exchange rate are recorded as a component of other comprehensive income while changes resulting from a movement in the time value are recorded in interest expense. For contracts that do not qualify for hedge accounting, the total change in fair value is recorded in interest expense. Amounts held in comprehensive income are reclassified into earnings when the hedged exposure affects earnings.
At June 30, 2013 and December 31, 2012, the Company’s foreign currency contracts were all designated as hedging instruments except those relating to short-term cash flows and hedges of certain intercompany loans.

The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for Pounds sterling in the case of US dollars and US dollars for Euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	Sell	Fair value
	(millions)
US dollar	$205	$(13)
Euro	87	2
Japanese yen	38	4

In addition to forward exchange contracts we undertake short-term foreign exchange swaps for liquidity purposes. These are not designated as hedges and do not qualify for hedge accounting. The fair values at June 30, 2013 and December 31, 2012 were immaterial.

During the six months ended June 30, 2013, the Company entered into a number of foreign currency transactions in order to hedge certain intercompany loans.  These derivatives were not designated as hedging instruments and were for a total notional amount of $123 million (December 31, 2012: $63 million).  In respect of these transactions, an immaterial amount has been recognized as an asset within other current assets and a nominal gain has been recognized in other operating expenses for the period.
Derivative Financial Instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Forward exchange contracts	Other assets	$7	$9
Interest rate swaps (fair value hedges)	Other assets	—	22
Treasury locks (cash flow hedges)	Other assets	17	—
Total derivatives designated as hedging instruments		$24	$31
Liabilities:
Forward exchange contracts	Other liabilities	$14	$—
Treasury locks (cash flow hedges)	Other liabilities	—	—
Total derivatives designated as hedging instruments		$14	$—

The table below presents the fair value of the Company’s derivative financial instruments that are no longer in a hedging relationship and their balance sheet classification at June 30, 2013 and December 31, 2012:

		Fair value
Derivative financial instruments no longer designated as hedging instruments:	Balance sheet classification	June 30, 2013	December 31, 2012
		(millions)
Assets:
Interest rate swaps	Other assets	$19	$—

Cash Flow Hedges
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for the three and six months ended June 30, 2013 and 2012:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Three months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(2)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(1)	Other operating expenses	1	Interest expense	—
Total	$15		$(1)		$1
Three months ended June 30, 2012
Interest rate swaps	$5	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	4	Other operating expenses	(2)	Interest expense	(1)
Total	$9		$(7)		$(1)
Six months ended June 30, 2013
Interest rate swaps	$—	Investment income	$(3)	Other operating expenses	$—
Treasury locks	16	Interest expense	—	Interest expense	1
Forward exchange contracts	(14)	Other operating expenses	(1)	Interest expense	—
Total	$2		$(4)		$1
Six months ended June 30, 2012
Interest rate swaps	$3	Investment income	$(3)	Other operating expenses	$—
Forward exchange contracts	7	Other operating expenses	—	Interest expense	—
Total	$10		$(3)		$—
 ____________________
Amounts above shown gross of tax.
(i) Other Comprehensive Income

For interest rate swaps, all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness. For foreign exchange contracts, only the changes in fair value resulting from movements in the spot exchange rates are included in this assessment. In instances where the timing of expected cash flows can be matched exactly to the maturity of the foreign exchange contract, then changes in fair value attributable to movement in the forward points are also included.
At June 30, 2013, the Company estimates there will be $3 million of net derivative gains reclassified from accumulated comprehensive income into earnings within the next twelve months as the forecasted transactions affect earnings.
Fair Value Hedges
The Company had previously designated and accounted for interest rate swaps as fair value hedges against its $350 million 5.625% senior notes due 2015 until the first quarter of 2013 at which point these swaps, although remaining as economic hedges, no longer qualified for hedge accounting.
The table below presents the effects of derivative financial instruments in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$(1)	$(1)

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
The table below presents the effects of derivative financial instruments no longer in fair value hedging relationships on the consolidated statements of operations for the three and six months ended June 30, 2013 and 2012.

Derivative no longer in fair value hedging relationships	Hedged item no longer in fair value hedging relationship	(Loss) gain recognized for derivative	Amortization of prior loss recognized on hedged item	Net (loss) gain recognized in interest expense
		(millions)
Three months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(2)	$(1)
Three months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—
Six months ended June 30, 2013
Interest rate swaps	5.625% senior notes due 2015	$(3)	$(4)	$1
Six months ended June 30, 2012
Interest rate swaps	5.625% senior notes due 2015	$—	$—	$—

Credit Risk and Concentrations of Credit Risk
Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted and from movements in interest rates and foreign exchange rates. The Company currently does not anticipate non-performance by its counterparties. The Company generally does not require collateral or other security to support financial instruments with credit risk.
Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. Financial instruments on the balance sheet that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and derivatives which are recorded at fair value.
The Company maintains a policy providing for the diversification of cash and cash equivalent investments and places such investments in an extensive number of financial institutions to limit the amount of credit risk exposure. These financial institutions are monitored on an ongoing basis for credit quality predominantly using information provided by credit agencies.
Concentrations of credit risk with respect to receivables are limited due to the large number of clients and markets in which the Company does business, as well as the dispersion across many geographic areas. Management does not believe significant risk exists in connection with the Company's concentrations of credit as of June 30, 2013.

26.	DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of derivative financial instruments
In addition to the note below, see Note 27 - Fair Value Measurements for information about the fair value hierarchy of derivatives.
Primary risks managed by derivative financial instruments
The main risks managed by derivative financial instruments are interest rate risk and foreign currency risk. The Company’s board of directors reviews and approves policies for managing each of these risks as summarized below.
The Company enters into derivative transactions (principally interest rate swaps and forward foreign currency contracts) in order to manage interest rate and foreign currency risks arising from the Company’s operations and its sources of finance. The Company does not hold financial or derivative instruments for trading purposes.
Interest Rate Risk — Investment Income
As a result of the Company’s operating activities, the Company receives cash for premiums and claims which it deposits in short-term investments denominated in US dollars and other currencies. The Company earns interest on these funds, which is included in the Company’s financial statements as investment income. These funds are regulated in terms of access and the instruments in which they may be invested, most of which are short-term in maturity.

In order to manage interest rate risk arising from these financial assets, the Company entered into interest rate swaps to receive a fixed rate of interest and pay a variable rate of interest denominated in the various currencies related to the short-term investments. The use of interest rate contracts essentially converted groups of short-term variable rate investments to fixed rate investments. The fair value of these contracts was recorded in other assets and other liabilities. For contracts that qualified as cash flow hedges for accounting purposes, the effective portions of changes in fair value were recorded as a component of other comprehensive income, to the extent that the hedge relationships were highly effective.
From the fourth quarter of 2011, the Company stopped entering into any new hedging transactions relating to interest rate risk from investments, given the flat yield curve environment at that time. Further to this, during second quarter 2012, the Company closed out its legacy position for these interest rate swap contracts.
The fair value of these swaps at the close out date was $16 million, representing a cash settlement amount on termination. In connection with the terminated swaps, the Company retained a gain of $15 million in other comprehensive income as the forecasted short-term investment transactions in relation to which the swaps qualified as cash flow hedges are still considered probable. These amounts will be reclassified into earnings consistent with when the forecasted transactions affect earnings. We expect approximately $5 million of the gain to be recognized in the income statement in 2013.
At December 31, 2012 and 2011, the Company had the following derivative financial instruments that were designated as cash flow hedges of interest rate risk:

		December 31,
		Notional	Termination	Weighted Average Interest Rates
		Amount (i)	Dates	Receive	Pay
		(millions)		%	%
2012
US dollar	Receive fixed-pay variable	$—	—	—	—
Pounds sterling	Receive fixed-pay variable	—	—	—	—
Euro	Receive fixed-pay variable	—	—	—	—
2011
US dollar	Receive fixed-pay variable	$740	2012-2015	2.20	0.88
Pounds sterling	Receive fixed-pay variable	241	2012-2015	3.00	1.35
Euro	Receive fixed-pay variable	143	2012-2015	2.31	1.33

_________________________________

(i)	Notional amounts represent US dollar equivalents translated at the spot rate as of December 31.

Interest Rate Risk — Interest Expense
The Company’s operations are financed principally by $2,050 million fixed rate senior notes and $289 million under a 5-year term loan facility.
During the year ended December 31, 2010, the Company entered into a series of interest rate swaps for a total notional amount of $350 million to receive a fixed rate and pay a variable rate on a semi-annual basis, with a maturity date of July 15, 2015. At the year end the weighted average fixed rate was 2.71% and variable rate was 0.75% . The Company has designated and accounts for these instruments as fair value hedges against its $350 million 5.625% senior notes due 2015. The fair values of the interest rate swaps are included within other assets or other liabilities and the fair value of the hedged element of the senior notes is included within long-term debt.
The Company also has access to $522 million under three revolving credit facilities; as of December 31, 2012 $nil was drawn on these facilities. The 5-year term loan facility bears interest at LIBOR plus 1.50%. Drawings under the revolving $500 million credit facility bear interest at LIBOR plus 1.50%. These margins apply while the Company’s debt rating remains BBB-/Baa3. Should the Company’s debt rating change, then the margin will change in accordance with the credit facilities agreements.
At December 31, 2012 and 2011, the Company’s interest rate swaps were all designated as hedging instruments.

Foreign Currency Risk
The Company’s primary foreign exchange risks arise:

•
from changes in the exchange rate between US dollars and pounds sterling as its London market operations earn the majority of their revenues in US dollars and incur expenses predominantly in pounds sterling, and may also hold a significant net sterling asset or liability position on the balance sheet. In addition, the London market operations earn significant revenues in Euros and Japanese yen; and

•	from the translation into US dollars of the net income and net assets of its foreign subsidiaries, excluding the London market operations which are US dollar denominated.

The foreign exchange risks in its London market operations are hedged as follows:

•
to the extent that forecast pound sterling expenses exceed pound sterling revenues, the Company limits its exposure to this exchange rate risk by the use of forward contracts matched to specific, clearly identified cash outflows arising in the ordinary course of business; and

•
to the extent the UK operations earn significant revenues in Euros and Japanese yen, the Company limits its exposure to changes in the exchange rate between the US dollar and these currencies by the use of forward contracts matched to a percentage of forecast cash inflows in specific currencies and periods. In addition, we are also exposed to foreign exchange risk on any net sterling asset or liability position in our London market operations.

The fair value of foreign currency contracts is recorded in other assets and other liabilities. For contracts that qualify as accounting hedges, changes in fair value resulting from movements in the spot exchange rate are recorded as a component of other comprehensive income whilst changes resulting from a movement in the time value are recorded in interest expense. For contracts that do not qualify for hedge accounting, the total change in fair value is recorded in interest expense. Amounts held in comprehensive income are reclassified into earnings when the hedged exposure affects earnings.
At December 31, 2012 and 2011, the Company’s foreign currency contracts were all designated as hedging instruments except for those relating to short-term cash flows and hedges of certain intercompany loans.
The table below summarizes by major currency the contractual amounts of the Company’s forward contracts to exchange foreign currencies for pounds sterling in the case of US dollars and US dollars for Euro and Japanese yen. Foreign currency notional amounts are reported in US dollars translated at contracted exchange rates.

	December 31,
	Sell 2012(i)	Sell 2011
	(millions)
US dollar	$255	$235
Euro	55	129
Japanese yen	32	50

_________________________________

(i)	Forward exchange contracts range in maturity from 2013 to 2014.

In addition to forward exchange contracts we undertake short-term foreign exchange swaps for liquidity purposes, these are not designated as hedges and do not qualify for hedge accounting. Both the fair value and the year to date gain/loss at December 31, 2012 and 2011 were immaterial.

During the year ended December 31, 2012, the Company entered into foreign currency hedges of certain intercompany loan balances.  These derivatives were not designated as hedging instruments and were for a total notional amount of $63 million, principally representing pound sterling sales.  In respect of these transactions, a nominal amount has been recognized as an asset within other current assets and a nominal gain has been recognized in income within other operating expenses for 2012.
Derivative financial instruments
The table below presents the fair value of the Company’s derivative financial instruments and their balance sheet classification at December 31:

		Fair value
	Balance sheet	December 31,	December 31,
Derivative financial instruments designated as hedging instruments:	classification	2012	2011
		(millions)
Assets:
Interest rate swaps (cash flow hedges)	Other assets	$—	$15
Interest rate swaps (fair value hedges)	Other assets	22	26
Forward exchange contracts	Other assets	9	11
Total derivatives designated as hedging instruments		$31	$52
Liabilities:
Interest rate swaps (cash flow hedges)	Other liabilities	$—	$—
Forward exchange contracts	Other liabilities	—	11
Total derivatives designated as hedging instruments		$—	$11

Cash Flow Hedges
The table below presents the effects of derivative financial instruments in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity for years ended December 31, 2012 and 2011:

Derivatives in cash flow hedging relationships	Amount of gain (loss) recognized in OCI(i)on derivative (effective element)	Location of gain (loss) reclassified from accumulated OCI(i) into income (effective element)	Amount of gain (loss) reclassified from accumulated OCI(i) into income(effective element)	Location of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)
	(millions)		(millions)		(millions)
Year Ended December 31, 2012
Interest rate swaps	$3	Investment income	$(5)	Other operating expenses	$—
Forward exchange contracts	11	Other operating expenses	(4)	Interest expense	1
Total	$14		$(9)		$1
Year Ended December 31, 2011
Interest rate swaps	$13	Investment income	$(14)	Other operating expenses	$—
Forward exchange contracts	3	Other operating expenses	(7)	Interest expense	(2)
Total	$16		$(21)		$(2)
Year Ended December 31, 2010
Interest rate swaps	$15	Investment income	$(26)	Other operating expenses	$—
Forward exchange contracts	—	Other operating expenses	20	Interest expense	—
Total	$15		$(6)		$—

_________________________________
Amounts above shown gross of tax.

(i)	OCI means other comprehensive income.

For interest rate swaps all components of each derivative’s gain or loss were included in the assessment of hedge effectiveness. For foreign exchange contracts only the changes in fair value resulting from movements in the spot exchange rate are included in this assessment. In instances where the timing of expected cash flows can be matched exactly to the maturity of the foreign exchange contract, then changes in fair value attributable to movement in the forward points are also included.
At December 31, 2012 the Company estimates there will be $13 million of net derivative gains reclassified from accumulated comprehensive income into earnings within the next twelve months.
Fair Value Hedges
The table below presents the effects of derivative financial instruments in fair value hedging relationships on the consolidated statements of operations for the years ended December 31, 2012, 2011 and 2010.

Derivatives in fair value hedging relationships	Hedged item in fair value hedging relationship	(Loss) gain recognized for derivative	Gain (loss) recognized for hedged item	Ineffectiveness recognized in interest expense
		(millions)
Year Ended December 31, 2012
Interest rate swaps	5.625% senior notes due 2015	$(3)	$2	$1
Year Ended December 31, 2011
Interest rate swaps	5.625% senior notes due 2015	$7	$(8)	$1
Year Ended December 31, 2010
Interest rate swaps	5.625% senior notes due 2015	$14	$(12)	$2

All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Credit Risk and Concentrations of Credit Risk
Credit risk represents the loss that would be recognized at the reporting date if counterparties failed to perform as contracted and from movements in interest rates and foreign exchange rates. The Company currently does not anticipate non-performance by its counterparties. The Company generally does not require collateral or other security to support financial instruments with credit risk; however, it is the Company's policy to enter into master netting arrangements with counterparties as practical.
Concentrations of credit risk that arise from financial instruments exist for groups of customers or counterparties when they have similar economic characteristics that would cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions. Financial instruments on the balance sheet that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and derivatives which are recorded at fair value.
The Company maintains a policy providing for the diversification of cash and cash equivalent investments and places such investments in an extensive number of financial institutions to limit the amount of credit risk exposure. These financial institutions are monitored on an ongoing basis for credit quality predominantly using information provided by credit agencies.
Concentrations of credit risk with respect to receivables are limited due to the large number of clients and markets in which the Company does business, as well as the dispersion across many geographic areas. Management does not believe significant risk exists in connection with the Company's concentrations of credit as of December 31, 2012.